SCHEDULE OF FINANCIAL INFORMATION FOR SIGNIFICANT SUBSIDIARIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 9,458		$ 43,509	$ 366,020
Current liabilities	(4,884,502)		(4,559,556)	(2,854,360)
Net (loss) income	590,103	$ 998,238
Seamless Group Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets	90,825,793		103,361,724	121,206,663	[1]
Non-current assets	37,615,651		38,128,708	39,383,831	[1]
Current liabilities	(162,814,945)		(173,862,148)	(172,652,016)	[1]
Non-current liabilities	(4,075,591)		(3,813,583)	(9,715,909)	[1]
Revenue	13,104,123	13,872,595	53,255,361	55,500,917
Net (loss) income	$ (3,034,984)	$ (3,543,442)	(15,306,550)	(16,678,135)
Subsidiaries [Member] | Seamless Group Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets			119,483,614	138,666,772
Non-current assets			8,145,689	7,578,365
Current liabilities			109,261,136	121,931,207
Non-current liabilities			2,566,977	3,156,719
Revenue			58,493,819	60,052,470
Net (loss) income			$ (3,810,481)	$ (2,550,363)

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.